Document	Mar. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nelnet, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on March 23, 2020, which reported that the Company’s board of directors had elected JoAnn M. Martin as a new director of the Company effective as of March 19, 2020. At the time of her election, Ms. Martin’s board committee appointments had not been determined. On May 22, 2020, the board of directors appointed Ms. Martin to serve as a member of the board’s audit committee, compliance committee, and risk and finance committee. Ms. Martin will serve as Chair of the risk and finance committee. Except as set forth herein, no other information in the Company’s Current Report on Form 8-K filed on March 23, 2020 is amended.
Document Period End Date	Mar. 19, 2020
Entity Registrant Name	NELNET, INC
Entity Central Index Key	0001258602
Entity Incorporation, State or Country Code	NE
Entity File Number	001-31924
Entity Tax Identification Number	84-0748903
Entity Address, Address Line One	121 South 13th Street, Suite 100
Entity Address, City or Town	Lincoln,
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68508
City Area Code	402
Local Phone Number	458-2370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01 per Share
Trading Symbol	NNI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false